ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2019
Additional Information - Condensed Financial Statements
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS

32. ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS

Relevant PRC statutory laws and regulations permit the payment of dividends by the Group’s PRC VIEs and subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, PRC laws and regulations require that annual appropriations of certain percentages of the after-tax income or the increase in net assets for the year (as determined under accounting principles generally accepted in the PRC) should be set aside at each year end as a reserve prior to the payment of dividends. As a result of these PRC laws and regulations, the Group’s PRC VIEs and subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group either in the form of dividends, loans or advances. The Group’s restricted net assets, comprising of the registered paid in capital and statutory reserve of Company’s PRC subsidiaries and VIEs, were RMB 828,461 and RMB 601,547 as of December 31, 2018 and 2019, respectively.

The condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIEs.

The Parent Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Parent Company’s condensed financial statements, its investments in subsidiaries are reported using the equity method of accounting.

The Company is a Cayman Islands company, therefore, is not subjected to income taxes for all years presented.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

As of December 31, 2018 and 2019, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

AMBOW EDUCATION HOLDING LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Financial information of Parent Company

Balance Sheets

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
			Note 3(a)
ASSETS
Current assets:
Cash and cash equivalents	5,094	652	93
Amounts due from related parties	368,891	273,715	39,319
Prepaid expenses and other current assets	863	2,349	337
Total current assets	374,848	276,716	39,749

Non-current assets:
Property and equipment, net	—	—	—
Intangible assets, net	—	—	—
Investment in subsidiaries	—	—	—
Total non-current assets	—	—	—

Total assets	374,848	276,716	39,749

LIABILITIES
Current liabilities:
Amounts due to related parties	41,559	85,358	12,261
Accrued and other liabilities	27,553	27,082	3,891
Borrowing from third party, current	41,179	-	—
Total current liabilities	110,291	112,440	16,152

Non-current liabilities:
Long-term borrowing from third party	—	—	—
Total non-current liabilities	—	—	—

Total liabilities	110,291	112,440	16,152

SHAREHOLDERS’ EQUITY
Preferred shares
(US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2018 and 2019)	—	—	—
Class A Ordinary shares
(US$ 0.003 par value; 66,666,667 and 66,666,667 shares authorized; 38,756,289 and 38,858,199 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	728	730	105
Class C Ordinary shares
(US$ 0.003 par value; 8,333,333 and 8,333,333 shares authorized; 4,708,415 and 4,708,415 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	90	90	13
Additional paid-in capital	3,507,123	3,508,745	504,000
Accumulated deficit	(3,251,689)	(3,351,630)	(481,432)
Accumulated other comprehensive income	8,305	6,341	911
Total shareholders’ equity	264,557	164,276	23,597

Total liabilities and shareholders’ equity	374,848	276,716	39,749

AMBOW EDUCATION HOLDING LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Financial information of Parent Company

Statements of Operations

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				Note 3(a)
NET REVENUES
- Educational program and services	—	—	—	—
- Intellectualized operational services	—	—	—	—
Cost of revenues
- Educational program and services	—	—	—	—
- Intellectualized operational services	—	—	—	—
GROSS LOSS	—	—	—	—
Operating expenses:
Selling and marketing	—	—	—	—
General and administrative	(13,457)	(1,097)	(12,380)	(1,778)
Research and development	—	—	—	—
Total operating expenses	(13,457)	(1,097)	(12,380)	(1,778)

OPERATING LOSS	(13,457)	(1,097)	(12,380)	(1,778)
Share of income (loss) from subsidiaries	59,933	44,864	(159,282)	(22,878)
OTHER EXPENSE
Interest income (expense), net	2	117	(267)	(38)
Other (expense) income, net	(15)	1,106	71,988	10,338
Income tax	—	—	—	—
NET INCOME (LOSS)	46,463	44,990	(99,941)	(14,356)

AMBOW EDUCATION HOLDING LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Financial Information of Parent Company

Statements of Cash Flows

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				Note 3(a)
Cash flows from operating activities	(18,255)	(86)	57,044	8,194
Cash flows from investing activities	(1,556)	(2,619)	—	—
Cash flows from financing activities	18,667	7,476	(61,485)	(8,832)
Effects of exchange rate changes on cash and cash equivalents	—	—	—	—
Net change in cash and cash equivalents	(1,144)	4,771	(4,441)	(638)
Cash,cash equivalents and restricted cash at beginning of year	1,467	323	5,094	731
Cash,cash equivalents and restricted cash at end of year	323	5,094	653	93

Supplemental disclosure of cash flow information

Supplemental disclosure of non-cash investing and financing activities